Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position

The following amounts are presented as right-of-use assets within the consolidated statements of financial position as of the dates indicated:

(in millions)	December 31, 2021	December 31, 2020
Buildings	€175.0	€80.9
Equipment, tools and installations	0.8	—
Automobiles	0.1	0.1
Production facilities	19.4	7.2
Advance payments	2.6	10.8
Total	€197.9	€99.0

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings	The following amounts are included in loans and borrowings as of the dates indicated:

(in millions)	December 31, 2021	December 31, 2020
Current	€27.9	€6.1
Non-current	153.7	78.1
Total	€181.6	€84.2

Summary of Amounts Recognized in Consolidated Statement of Operations

Depreciation Charge of Right-of-Use Assets

	Years ended December 31,
(in millions)	2021	2020	2019
Buildings	€14.7	€4.7	€4.7
Equipment, tools and installations	0.2	—	—
Automobiles	0.1	—	—
Production facilities	14.0	1.6	—
Total depreciation charge	€29.0	€6.3	€4.7

Interest on lease liabilities	2.9	2.0	1.7
Expense related to short-term leases (included in other expenses)	9.1	0.9	0.4
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	0.4	0.3	0.1
Total amounts recognized in profit or loss	€41.4	€9.5	€6.9